UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05150

Cornerstone Strategic Value Fund, Inc.

(Exact name of registrant as specified in charter)

48 Wall Street New York, NY	10005
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC 48 Wall Street New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 668-6558

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

CORNERSTONE STRATEGIC VALUE FUND, INC. SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2016 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 98.56%
CLOSED-END FUNDS - 50.01%

CORE - 10.10%
Adams Diversified Equity Fund, Inc.	448,803	$5,901,760
General American Investors Company, Inc.	188,421	6,151,946
Liberty All-Star Equity Fund	1,174,332	6,083,040
Royce Micro-Cap Trust, Inc.	403,688	3,152,803
Royce Value Trust	454,859	5,758,515
Sprott Focus Trust, Inc.	103,187	711,990
Tri-Continental Corporation	113,107	2,418,228
		30,178,282
CORPORATE DEBT INVESTMENT GRADE-RATED - 0.00%
Cutwater Select Income Fund	0	7

DEVELOPED MARKET - 1.19%
Aberdeen Australia Equity Fund, Inc.	248,473	1,448,598
Aberdeen Japan Equity Fund, Inc.	10,420	85,652
Aberdeen Singapore Fund, Inc.	58,815	551,685
European Equity Fund, Inc. (The)	1,160	9,164
Japan Smaller Capitalization Fund, Inc.	58,145	614,011
Morgan Stanley Asia-Pacific Fund, Inc.	4,727	70,905
New Ireland Fund, Inc. (The)	15,637	191,710
Swiss Helvetia Fund, Inc. (The)	54,405	581,589
		3,553,314
EMERGING MARKETS - 3.10%
Aberdeen Chile Fund, Inc.	127,019	796,409
Aberdeen Indonesia Fund, Inc.	17,137	113,104
China Fund, Inc. (The)	29,233	480,591
First Trust/Aberdeen Emerging Opportunity Fund	12,465	189,717
India Fund, Inc. (The)	67,291	1,672,854
Mexico Fund, Inc. (The)	3,800	60,648
Morgan Stanley China A Share Fund, Inc.	77,638	1,451,831

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC. SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2016 (Unaudited)

Description	No. of Shares	Value
Morgan Stanley India Investment Fund, Inc.	36,264	$1,030,986
Taiwan Fund, Inc. (The)	2,690	46,564
Templeton Dragon Fund, Inc.	67,015	1,179,464
Templeton Emerging Markets Fund	13,467	170,088
Turkish Investment Fund, Inc. (The)	54,532	437,892
Voya Emerging Markets High Dividend Equity Fund	201,209	1,647,902
		9,278,050
ENERGY MLP - 0.22%
ClearBridge American Energy MLP Fund Inc.	13,300	119,168
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	51,036	548,637
		667,805
GENERAL & INSURED LEVERAGED - 0.00%
Invesco Value Municipal Income Trust	1	14

GLOBAL - 10.71%
Alpine Global Dynamic Dividend Fund	220,945	1,922,222
Alpine Global Total Dynamic Dividend Fund	988,442	7,541,812
Calamos Global Dynamic Income Fund	19,993	150,147
Clough Global Allocation Fund	139,490	1,692,014
Clough Global Equity Fund	279,034	3,175,407
Clough Global Opportunities Fund	556,307	5,379,489
Delaware Enhanced Global Dividend and Income Fund	278,163	2,815,010
Gabelli Global Small and Mid Cap Value Trust (The) *	42,266	456,473
GDL Fund (The)	216,072	2,149,916
Lazard Global Total Return and Income Fund, Inc.	39,951	558,115
Lazard World Dividend & Income Fund, Inc.	86,412	872,761
Royce Global Value Trust, Inc.	139,555	1,134,582
Voya Infrastructure, Industrials and Materials Fund	75,703	1,020,476
Wells Fargo Advantage Global Dividend Opportunity Fund	542,669	3,152,907
		32,021,331
GLOBAL INCOME - 0.99%
Legg Mason BW Global Income Opportunities Fund Inc.	218,390	2,965,736

HIGH CURRENT YIELD (LEVERAGED) - 0.52%
Avenue Income Credit Strategies Fund	102,590	1,330,592
Cohen & Steers Global Income Builder, Inc.	24,697	219,556
		1,550,148

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC. SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2016 (Unaudited)

Description	No. of Shares	Value
INCOME & PREFERRED STOCK - 2.73%
Calamos Strategic Total Return Fund	508,878	$5,231,266
LMP Capital and Income Fund Inc.	214,854	2,928,460
		8,159,726
LOAN PARTICIPATION - 0.88%
Nuveen Credit Strategies Income Fund	310,538	2,633,362

NATURAL RESOURCES - 4.72%
Adams Natural Resources Fund, Inc.	189,956	3,785,823
BlackRock Resources & Commodities Strategy Trust	1,262,061	10,285,797
Voya Natural Resources Equity Income Fund	3,762	25,732
		14,097,352
OPTION ARBITRAGE/OPTIONS STRATEGIES - 1.07%
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	210,536	2,661,175
BlackRock Global Opportunities Equity Trust	30,551	374,250
BlackRock International Growth and Income Trust	17,700	104,961
Voya Asia Pacific High Dividend Equity Income Fund	7,000	68,880
		3,209,266
PACIFIC EX JAPAN - 0.26%
Aberdeen Greater China Fund, Inc.	63,430	576,579
Asia Pacific Fund, Inc. (The)	9,907	104,717
Thai Fund, Inc. (The)	11,486	93,955
		775,251
REAL ESTATE - 9.57%
Alpine Global Premier Properties Fund	1,096,063	6,083,150
CBRE Clarion Global Real Estate Income Fund	1,023,720	8,599,248
Cohen & Steers Preferred Securities and Income Fund, Inc.	427,970	8,623,596
Cohen & Steers Quality Income Realty Fund, Inc.	101,725	1,355,994
Neuberger Berman Real Estate Securities Income Fund Inc.	208,680	1,187,389
RMR Real Estate Income Fund	127,145	2,765,402
		28,614,779
SECTOR EQUITY - 0.41%
Nuveen Real Asset Income and Growth Fund	62,955	1,085,344
Tekla Healthcare Opportunities Fund	6,000	142,860
		1,228,204

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC. SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2016 (Unaudited)

Description	No. of Shares	Value
UTILITY - 3.54%
Cohen & Steers Infrastructure Fund, Inc.	139,331	$3,001,190
Duff & Phelps Global Utility Income Fund Inc.	191,529	3,271,315
Gabelli Global Utility & Income Trust (The)	60,473	1,106,051
Macquarie Global Infrastructure Total Return Fund Inc.	147,642	3,217,119
		10,595,675

TOTAL CLOSED-END FUNDS		149,528,302

CONSUMER DISCRETIONARY - 5.94%
Amazon.com, Inc. *	10,500	8,791,755
Charter Communications, Inc. *	1,956	528,062
Dollar General Corporation	2,300	160,977
Home Depot, Inc. (The)	19,600	2,522,128
Lowe's Companies, Inc.	8,000	577,680
McDonald's Corporation	6,700	772,912
Ross Stores, Inc.	3,000	192,900
Starbucks Corporation	15,000	812,100
Target Corporation	8,300	570,044
Twenty-First Century Fox, Inc.	5,000	123,700
Walt Disney Company (The)	29,200	2,711,512
		17,763,770
CONSUMER STAPLES - 5.20%
Altria Group, Inc.	14,000	885,220
Campbell Soup Company	2,200	120,340
Clorox Company (The)	1,000	125,180
Colgate-Palmolive Company	6,000	444,840
ConAgra Foods, Inc.	7,500	353,325
Constellation Brands, Inc.	3,000	499,470
Costco Wholesale Corporation	9,000	1,372,590
General Mills, Inc.	3,900	249,132
Kellogg Company	2,700	209,169
Kimberly-Clark Corporation	7,300	920,822
Kraft Heinz Company (The)	4,000	358,040
Molson Coors Brewing Company	2,000	219,600
Monster Beverage Corporation *	4,000	587,240
PepsiCo, Inc.	11,900	1,294,363

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC. SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2016 (Unaudited)

Description	No. of Shares	Value
Philip Morris International Inc.	11,000	$1,069,420
Procter & Gamble Company (The)	20,000	1,795,000
Reynolds American Inc.	22,000	1,037,300
Sysco Corporation	4,300	210,743
Walgreens Boots Alliance, Inc.	15,000	1,209,300
Wal-Mart Stores, Inc.	35,900	2,589,108
		15,550,202
ENERGY - 3.76%
Anadarko Petroleum Corporation	3,500	221,760
Baker Hughes Incorporated	3,000	151,410
Chevron Corporation	28,200	2,902,344
Concho Resources Inc. *	2,500	343,375
EOG Resources, Inc.	8,600	831,706
Exxon Mobil Corporation	39,936	3,485,614
Occidental Petroleum Corporation	14,400	1,050,048
ONEOK, Inc.	1,400	71,946
Phillips 66	7,987	643,353
Pioneer Natural Resources Company	3,000	556,950
Schlumberger Limited	10,000	786,400
Spectra Energy Corp	4,800	205,200
		11,250,106
EXCHANGE-TRADED FUNDS - 0.73%
iShares Core S&P 500 ETF	10,000	2,175,600

FINANCIALS - 6.23%
Aflac Incorporated	6,000	431,220
Allstate Corporation (The)	4,000	276,720
Assurant, Inc.	1,100	101,475
Berkshire Hathaway Inc. - Class B *	44,000	6,356,680
BlackRock, Inc. - Class A	1,200	434,952
Capital One Financial Corporation	4,000	287,320
Charles Schwab Corporation (The)	10,000	315,700
Chubb Limited	6,000	753,900
CME Group Inc.	6,000	627,120
Discover Financial Services	3,000	169,650
Intercontinental Exchange, Inc.	2,500	673,400
M&T Bank Corporation	3,000	348,300
Marsh & McLennan Companies, Inc.	8,500	571,625
MetLife, Inc.	7,500	333,225

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC. SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2016 (Unaudited)

Description	No. of Shares	Value
PNC Financial Services Group, Inc. (The)	8,000	$720,720
Progressive Corporation (The)	4,100	129,150
Prudential Financial, Inc.	3,000	244,950
S&P Global, Inc.	2,000	253,120
Torchmark Corporation	1,600	102,224
Travelers Companies, Inc. (The)	6,000	687,300
U.S. Bancorp	10,100	433,189
Unum Group	2,700	95,337
Wells Fargo & Company	96,800	4,286,304
		18,633,581
HEALTH CARE - 6.92%
Amgen Inc.	14,800	2,468,788
Anthem, Inc.	4,000	501,240
Becton, Dickinson and Company	1,800	323,514
Boston Scientific Corporation *	9,000	214,200
Bristol-Myers Squibb Company	12,000	647,040
Cardinal Health, Inc.	6,000	466,200
Cigna Corporation	5,000	651,600
Edwards Lifesciences Corporation *	2,000	241,120
Johnson & Johnson	53,700	6,343,581
McKesson Corporation	3,000	500,250
Medtronic Plc	10,000	864,000
Merck & Company, Inc.	35,267	2,201,014
Pfizer Inc.	26,200	887,394
Stryker Corporation	8,000	931,280
Thermo Fisher Scientific Inc.	10,000	1,590,600
UnitedHealth Group Incorporated	12,000	1,680,000
Zimmer Biomet Holdings, Inc.	1,300	169,026
		20,680,847
INDUSTRIALS - 5.04%
3M Company	9,000	1,586,070
Danaher Corporation	13,000	1,019,070
Deere & Company	3,000	256,050
FedEx Corporation	6,000	1,048,080
Fortive Corporation	6,500	330,850
General Dynamics Corporation	6,000	930,960
General Electric Company	74,000	2,191,880
Honeywell International Inc.	22,400	2,611,616
Illinois Tool Works Inc.	8,000	958,720

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC. SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2016 (Unaudited)

Description	No. of Shares	Value
Lockheed Martin Corporation	6,000	$1,438,320
Norfolk Southern Corporation	5,000	485,300
Raytheon Company	5,000	680,650
United Parcel Service, Inc. - Class B	6,000	656,160
United Technologies Corporation	6,800	690,880
Waste Management, Inc.	3,100	197,656
		15,082,262
INFORMATION TECHNOLOGY - 10.45%
Accenture plc - Class A	6,400	781,888
Activision Blizzard, Inc.	5,400	239,220
Adobe Systems Incorporated *	4,500	488,430
Alphabet Inc. - Class A *	2,000	1,608,120
Alphabet Inc. - Class C *	16,005	12,440,526
Applied Materials, Inc.	8,000	241,200
Automatic Data Processing, Inc.	7,000	617,400
Broadcom Limited	4,900	845,348
Cisco Systems, Inc.	35,000	1,110,200
Facebook, Inc. *	21,000	2,693,670
Fidelity National Information Services, Inc.	2,600	200,278
Fiserv, Inc. *	4,000	397,880
Intel Corporation	26,000	981,500
Microsoft Corporation	112,000	6,451,200
Nvidia Corporation	4,200	287,784
Oracle Corporation	17,272	678,444
Paychex, Inc,	3,000	173,610
salesforce.com, inc. *	4,800	342,384
Texas Instruments Incorporated	9,300	652,674
		31,231,756
MATERIALS - 1.33%
Air Products & Chemicals, Inc.	5,000	751,700
Dow Chemical Company (The)	29,500	1,528,985
Newmont Mining Corporation	6,500	255,385
Nucor Corporation	2,200	108,790
PPG Industries, Inc.	8,000	826,880
Sherwin-Williams Company (The)	1,000	276,660
Vulcan Materials Company	2,000	227,460
		3,975,860

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC. SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2016 (Unaudited)

Description	No. of Shares	Value
REAL ESTATE - 0.25%
American Tower Corporation	4,000	$453,320
Equinix, Inc.	400	144,100
Weyerhaeuser Company	5,000	159,700
		757,120
TELECOMMUNICATION SERVICES - 1.13%
AT&T, Inc.	57,568	2,337,836
Verizon Communications, Inc.	20,000	1,039,600
		3,377,436
UTILITIES - 1.57%
American Electric Power Company, Inc.	4,200	269,682
American Water Works Company, Inc.	1,400	104,776
CenterPoint Energy, Inc.	2,800	65,044
CMS Energy Corporation	2,000	84,020
Consolidated Edison, Inc.	2,100	158,130
Dominion Resources, Inc.	10,000	742,700
DTE Energy Company	1,400	131,138
Duke Energy Corporation	5,300	424,212
Edison International	2,500	180,625
Eversource Energy	2,200	119,196
FirstEnergy Corp.	2,900	95,932
NextEra Energy, Inc.	6,000	733,920
PG&E Corporation	4,000	244,680
Pinnacle West Capital Corporation	800	60,792
PPL Corporation	6,000	207,420
Public Service Enterprises Group, Inc.	6,500	272,155
Sempra Energy	2,000	214,380
Southern Company (The)	6,500	333,450
WEC Energy Group, Inc.	1,400	83,832
Xcel Energy Inc.	4,000	164,560
		4,690,644
TOTAL EQUITY SECURITIES (cost - $278,281,077)		294,697,486

SHORT-TERM INVESTMENT - 1.46%
MONEY MARKET FUND - 1.46%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.27%^ (cost - $4,370,964)	4,370,964	4,370,964

TOTAL INVESTMENTS - 100.02% (cost - $282,652,041)	299,068,450

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC. SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2016 (Unaudited)

Description	Value
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02)%	$(61,573)

NET ASSETS - 100.00%	$299,006,877

*	Non-income producing security.

^	The rate shown is the 7-day effective yield as of September 30, 2016.

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of September 30, 2016:

Cost of portfolio investments	$283,892,254
Gross unrealized appreciation	$26,788,455
Gross unrealized depreciation	(11,612,259)
Net unrealized appreciation	$15,176,196

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's investments carried at value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 – Quoted Prices
Equity Investments	$294,697,486	$-
Short-Term Investments	4,370,964	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$299,068,450	$-

*	Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund's investments into major categories is disclosed in its Schedule of Investments.

As of September 30, 2016, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2016.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the nine months ended September 30, 2016, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's semi-annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on September 1, 2016 with a file number 811-05150.

Other information regarding the Fund is available in the Fund’s most recent semi-annual report. This information is also available on the Fund’s website at www.cornerstonestrategicvaluefund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	November 23, 2016

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer (Principal Financial Officer)

Date	November 23, 2016

*	Print the name and title of each signing officer under his or her signature.